Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Provision for Income Tax

The provision for income tax consisted of the following:

	For the year ended December 31
	2024	2023	2022
Current income tax expenses	$19,636	$11,243	$—
Deferred income tax (benefits) expenses	(4,798)	105	(423)
Total income tax expenses (benefits)	$14,838	$11,348	$(423)

Schedule of Reconciliation Between the Statutory Earned Income Tax Rate and Effective Income Tax

The following table sets forth reconciliation between the statutory earned income tax rate and the effective income tax:

	For the year ended December 31
	2024	2023	2022
Income before income tax expenses	$1,621,327	$1,363,859	$537,132
Income tax computed at statutory EIT rate (25%)	405,332	342,047	134,283
Tax effect of preferential tax treatments	(162,830)	(136,819)	(120,855)
Effect of research and development credits	(227,664)	(204,309)	(13,700)
Effect of other non-deductible expenses	4,798	10,324	272
Current income tax provision	$19,636	$11,243	$—
Tax effect of deferred tax recognized	(4,798)	105	(423)
Total income tax expenses (benefits)	$14,838	$11,348	$(423)

Schedule of Components of Deferred Tax Assets	The significant components of deferred tax assets were as following:
	As of December 31, 2024	As of December 31, 2023
Deferred tax assets	$5,169	$452
Total deferred tax assets	$5,169	$452

Schedule of Company’s Taxes Payable

The Company’s taxes payable consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Income tax payable	$27,337	$12,058
Other tax payables	39,056	45,944
Total tax payable	$66,393	$58,002